FAIR VALUE MEASUREMENT - Schedule Of Assets And Liabilities That Are Measured Or Disclosed At Fair Value On a Recurring Basis (Details) - Short-term Investments - Fair value - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Short-term investments	¥ 3,458,089	¥ 884,996
Significant other observable inputs (Level 2)
Assets:
Short-term investments	¥ 3,458,089	¥ 884,996